VIRTUS GLOBAL INFRASTRUCTURE FUND
Virtus Global Infrastructure Fund
Investment Objective
The fund has an investment objective of capital appreciation and current income.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 138 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS GLOBAL INFRASTRUCTURE FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS GLOBAL INFRASTRUCTURE FUND	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.34%	2.09%	1.09%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS GLOBAL INFRASTRUCTURE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	975	1,267	2,095
Class C	312	655	1,124	2,421
Class I	111	347	601	1,329

Expense Example, No Redemption - VIRTUS GLOBAL INFRASTRUCTURE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	975	1,267	2,095
Class C	212	655	1,124	2,421
Class I	111	347	601	1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund invests globally in infrastructure companies involved in the energy, utility, transportation, and communications industries. Infrastructure companies are believed by the subadviser to exhibit attractive risk/return characteristics, offer moderate-to-high income and moderate growth, and are defensive in nature.

Under normal market conditions, the fund invests at least 80% of its assets in the equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. As of September 30, 2011, the fund was invested in issuers representing approximately 13 different countries. Although the fund concentrates its investments in infrastructure companies, it may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. To the extent the fund purchases non-infrastructure stocks, they may be of issuers of any capitalization. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although it may invest in high-yield, high-risk fixed income securities (junk bonds).

Principal Risks

The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>     Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>     Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.

>     Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

> Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

> Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>     Industry/Sector Concentration Risk. The risk that events negatively affecting infrastructure companies will cause the value of the fund's shares to decrease, perhaps significantly. Since the fund concentrates its assets in infrastructure companies, the fund is more vulnerable to conditions that negatively affect infrastructure companies as compared to a fund that does not concentrate holdings in such companies.

>     Infrastructure Related Investment Risk. The risk that conditions negatively impacting the business or operations of the infrastructure companies in which the fund invests will cause the value of the fund's shares to decrease.

> Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>     Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Master Limited Partnership ("MLP") Risk. The risk that the fund's investments in MLP units will be negatively impacted by tax law changes, regulatory developments or other factors affecting the MLPs.

>     Preferred Stock Risk. The risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status, or that such stock may be illiquid.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and with a "composite" benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q3/2010: 16.39%	Worst Quarter: Q3/2008: -16.55%

Average Annual Total Returns (for the periods ended 12/31/11; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS GLOBAL INFRASTRUCTURE FUND	1 Year	5 Years	Since Inception	Inception Date
Class A	3.83%	1.84%	5.76%	Dec. 30, 2004
Class A Return After Taxes on Distributions	3.94%	1.67%	5.45%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.60%	1.93%	5.23%
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)			2.65%
Class A Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)			6.02%
Class C	9.45%	2.31%	5.87%	Dec. 30, 2004
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)			2.65%
Class C Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)			6.02%
Class I	10.43%		0.37%	Jun. 06, 2008
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)			0.02%
Class I Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)			(2.04%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)
Global Infrastructure Linked Benchmark (reflects no deduction for fees, expenses or taxes)	5.54%	1.40%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The Global Infrastructure Linked Benchmark consists of the MSCI World Infrastructure Sector Capped Index for the period since September 1, 2008. This is a market capitalization weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation and social infrastructure sectors. The telecommunication infrastructure and utilities sector each represent one-third of the index weight, while energy, transportation and social infrastructure sectors have a combined weight of the remaining one-third of the index. Performance of the Global Infrastructure Linked Benchmark prior to September 1, 2008 represents an allocation consisting of 65% MSCI USA/Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI World ex USA/Utilities Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.